Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Cardiff Oncology, Inc.
Entity File Number	001-35558
Entity Tax Identification Number	27-2004382
Entity Address, Address Line One	11055 Flintkote Avenue
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
Entity Address, City or Town	San Diego
City Area Code	(858)
Local Phone Number	952-7570
Title of 12(b) Security	Common Stock
Trading Symbol	CRDF
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001213037
Amendment Flag	false